Goodwill And Intangible Assets	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Goodwill And Intangible Assets
Goodwill And Intangible Assets

Note 5. Goodwill and Intangible Assets

The following table presents the Company's goodwill and intangible assets (in millions):

	Successor	Successor
	July 31, 2011	May 1, 2011
Goodwill	$2,140.0	$2,124.0

Non-amortizable intangible assets:
Trademarks	$1,871.6	$1,871.6

Amortizable intangible assets:
Trademarks	82.3	82.3
Customer relationships	876.7	881.8

	959.0	964.1
Accumulated amortization	(19.2)	(7.0)

Amortizable intangible assets, net	939.8	957.1

Intangible assets, net	$2,811.4	$2,828.7

As of July 31, 2011, the Company's goodwill was comprised of $1,995.1 million related to the Pet Products segment and $144.9 million related to the Consumer Products segment. As of May 1, 2011, the Company's goodwill was comprised of $1,980.2 million related to the Pet Products segment and $143.8 million related to the Consumer Products segment.

Amortization expense for the three months ended July 31, 2011 and August 1, 2010 was $12.2 million and $1.3 million, respectively. The Company expects to recognize $36.8 million of amortization expense during the remainder of fiscal 2012. The following table presents expected amortization of intangible assets as of July 31, 2011, for each of the five succeeding fiscal years (in millions):

2013	$49.0
2014	48.8
2015	48.8
2016	48.6
2017	48.2

Note 6.	Goodwill and Intangible Assets

The following table presents the Company's goodwill and intangible assets (in millions):

	Successor	Predecessor
	May 1, 2011	May 2, 2010
Goodwill	$2,124.0	$1,337.7

Non-amortizable intangible assets:
Trademarks	$1,871.6	$1,060.5
Amortizable intangible assets:
Trademarks	82.3	40.7
Customer relationships	881.8	89.0
Other	—	11.0

	964.1	140.7
Accumulated amortization	(7.0)	(38.8)

Amortizable intangible assets, net	957.1	101.9

Intangible assets, net	$2,828.7	$1,162.4

As of May 1, 2011, the Company's goodwill was comprised of $1,980.2 million related to the Pet Products segment and $143.8 million related to the Consumer Products segment. As of May 2, 2010, the Company's goodwill was comprised of $1,187.5 million related to the Pet Products segment and $150.2 million related to the Consumer Products segment.

During the second quarter of fiscal 2010, the Company recognized an impairment charge of $3.0 million related to one of its Pet Products non-amortizable intangible assets and moved this brand from non-amortizable intangible assets to amortizable intangible assets. This impairment charge is included in selling, general and administrative expenses in the Consolidated Statements of Income (Loss) for the year ended May 2, 2010.

Amortization expense for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009 was $7.0 million, $5.7 million, $6.1 million and $7.8 million, respectively. The following table presents expected amortization of intangible assets as of May 1, 2011, for each of the five succeeding fiscal years (in millions):

2012	$49.3
2013	49.2
2014	49.1
2015	49.0
2016	48.9

As of May 1, 2011, the weighted-average life of the Company's amortizable intangible assets was 19.9 years.